Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
12. Commitments and Contingencies
Leases
The Company leased certain office and lab space in San Diego, California under a non-cancelable
operating lease, which was amended in September 2019 to extend its terms through October 2020, with an option to renew for an additional two-year
term. The portion of the lease associated with the office space was not extended and the Company vacated the space in October 2020. The portion of the lease associated with the lab space was extended until December 2020, at which time the Company vacated the space. In November 2020, the Company entered into a non-cancelable
operating sublease for office space in San Diego, California, with a lease term through December 2021. Lease cost under these leases was $24,000 and $48,000 for the three and six months ended June 30, 2021, respectively, and $149,000 and $0.3 million for the three and six months ended June 30, 2020, respectively.
During the three and six months ended June 30, 2021, the Company paid $28,000 and $56,000, respectively, in lease payments, which were included in operating activities in the statements of cash flows. During the three and six months ended June 30, 2020, the Company paid $153,000 and $0.3 million, respectively, in lease payments, which were included in operating activities in the statements of cash flows.
The following table summarizes supplemental balance sheet information related to leases as of June 30, 2021 and December 31, 2020.

	June 30, 2021	December 31, 2020
Assets:
Operating lease right-of-use assets	$47	$92

Total right-of-use assets	47	92

Liabilities
Operating lease liabilities, current	55	108
Operating lease liabilities, non-curren t	—	—

Total operating lease liabilities	$55	$108

As of June 30, 2021, the future minimum annual lease payments under the existing operating leases were as follows (in thousands, except for weighted-average remaining lease term and weighted-average discount rate):
In thousands (except for Weighted-average remaining lease term and Weighted-average discount rate)

Remainder of 2021	$56

Total remaining lease payments	56
Less: imputed interest	(1)

Total operating lease liabilities	55
Less: current portion	(55)

Long-term operating lease liabilities	$—

Weighted-average remaining lease term (in years)	1
Weighted-average discount rate	9%

11.	Commitments and Contingencies
Leases
The Company leased certain office and lab space in San Diego, California under a non-cancelable
operating lease, which was amended in September 2019 to extend its terms through October 2020, with an option to renew for an additional two-year
term. The portion of the lease associated with the office space was not extended and the Company vacated the space in October 2020. The portion of the lease associated with the lab space was extended until December 2020, at which time the Company vacated the space. In December 2016, the Company entered into a non-cancelable
operating sublease for additional office space in San Diego, California with a lease term through October 2019 which was not extended. In November 2020, the Company entered into a non-cancelable
operating sublease for office space in San Diego, California, with a lease term through December 2021. Lease cost under these leases was $0.6 million and $0.5 million for the years ended December 31, 2020 and 2019, respectively.
During the years ended December 31, 2020 and 2019, the Company paid $0.7 million in lease payments, which were included in operating activities in the statement of cash flows.
The following table summarizes supplemental balance sheet information related to leases as of December 31, 2020 and 2019 (in thousands).

	Year-ended December 31,
	2020	2019
Assets:
Operating lease right-of-use assets	$92	$500

Total right-of-use assets	92	500

Liabilities
Operating lease liabilities, current	108	514
Operating lease liabilities, non-current	—	—

Total operating lease liabilities	$108	$514

As of December 31, 2020, the future minimum annual lease payments under the existing operating leases were as follows (in thousands, except for weighted-average remaining lease term and weighted-average discount rate):

2021	$112

Total remaining lease payments	112
Less: imputed interest	(4)

Total operating lease liabilities	108
Less: current portion	(108)

Long-term operating lease liabilities	$—

Weighted-average remaining lease term ( in years )	1
Weighted-average discount rate	9%